Parent Company, Other shareholders, Associates And Other Related Parties Balances and Tansactions (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Outstanding Balances Between the Group and the Parent Company, Other Shareholders, Associates and Other Related Parties
The outstanding balances between the Group and parent company, other shareholders, associates and other related parties as of December 31, 2019 and 2018 are as follows:

	2019	2018
Related companies :
InterCement Brasil S.A.
Accounts payable	(74,497)	(108,792)
Caue Austria Holding GmbH
Other receivables	13,492	7,533
InterCement Trading e Inversiones S.A.
Other receivables	89,414	6,447
Accounts payable	(12,487)	(12,340)
InterCement Portugal S.A.
Accounts payable	(339,776)	(291,292)
InterCement Participacoes
Other receivables	6	—
Summary of balances as of December 31, 2019 and 2018 is as follows:
Other receivables	102,912	13,980
Accounts payable	(426,760)	(412,424)

Disclosure of Transactions Between the Group and Parent Companies, Associates and Related Parties
The transactions between the Group and parent companies, associates and related parties for the fiscal years ended December 31, 2019, 2018 and 2017 are detailed as follows:

	2019	2018	2017
InterCement Brasil S.A. – Purchases of goods and services	(41,195)	(164,644)	(47,428)
InterCement Trading e Inversiones S.A. – Purchases of goods and services	—	(97,432)	(229,936)
InterCement Trading e Inversiones S.A. – Sales of services	81,260	73,698	13,267
InterCement Portugal S.A. – Services received	(323,174)	(353,536)	(151,817)
InterCement Portugal S.A. – Services provided	—	—	19,876
Sacopor S.A. – Purchases of goods	—	404	(55,322)

Disclosure of Dividend

	Dividends approved
	2019	2018	2017
InterCement Brasil S.A.	—	—	1,180,882
Third parties	—	—	6,593

Total	—	—	1,187,475